ADVANCES TO SUPPLIERS (Details Narrative) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Advances To Suppliers
Prepaid supplies	$ 162,969	$ 279,859	$ 158,004